RELATED PARTIES - Income/Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of transactions between related parties [line items]
Commercial property revenue	$ 1,130	$ 1,050	$ 2,227	$ 2,045
Participating loan interests (including fair value gains, net)	7	7	13	14
Interest expense on debt obligations	537	510	1,057	982
General and administrative expense	183	156	352	307
Affiliated entities
Disclosure of transactions between related parties [line items]
Commercial property revenue	5	5	10	10
Management fee income	1	1	3	3
Participating loan interests (including fair value gains, net)	14	32	32	44
Interest expense on debt obligations	12	8	20	18
Interest on capital securities held by Brookfield Asset Management	19	19	38	38
General and administrative expense	46	51	96	100
Construction costs	$ 136	$ 74	$ 225	$ 144